Taxation - Unrecognized tax benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of the total amounts of unrecognized tax benefits
Unrecognized tax benefits on Jan 1, 2023	$ 0
Gross increases-tax position in prior period	100
Gross increases-tax position in current period	185
Unrecognized tax benefits on Dec 31, 2023	$ 285